EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EARNINGS PER SHARE
Anti-dilutive shares excluded from diluted weighted average number of shares	158,000	101,014